Derivatives and Financial Instruments (Details) (USD $)	3 Months Ended									12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Commodity derivatives	Mar. 31, 2012 Commodity derivatives	Dec. 31, 2012 Commodity derivatives	Mar. 31, 2013 Commodity swap	Mar. 31, 2012 Commodity swap	Dec. 31, 2012 Commodity swap	Dec. 31, 2011 Commodity swap	Mar. 31, 2013 Commodity swap Not designated as hedges bbl	Dec. 31, 2012 Commodity swap Not designated as hedges bbl	Dec. 31, 2011 Commodity swap Not designated as hedges bbl	Jun. 30, 2010 Interest rate swap agreements Not designated as hedges CRLLC	Mar. 31, 2010 Interest rate swap agreements Not designated as hedges CRLLC
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	$ (52,515,000)	$ (57,139,000)	$ (53,271,000)	$ (8,069,000)	$ (19,086,000)	$ 11,116,000	$ 67,000	$ 483,000	$ (18,848,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)	$ (2,000,000)	$ (8,200,000)	$ (10,900,000)	$ (50,500,000)	$ (10,900,000)	$ (126,600,000)	$ 0
Unrealized gain (loss) on derivative agreements	32,489,000	48,953,000	(115,699,000)	46,886,000	(128,167,000)	92,063,000	(9,991,000)	6,448,000	(3,258,000)	(148,027,000)	85,262,000	634,000	(200,000)	200,000	(800,000)	32,700,000	(128,300,000)	(147,300,000)	80,400,000
Total gain (loss) on derivatives, net	(20,026,000)				(147,253,000)					(285,592,000)	78,080,000	(1,506,000)
Portion of net unrealized loss in accrued liabilities													(300,000)		14,000
Number of barrels																				22,800,000	23,300,000	13,000,000
Net unrealized loss	54,839,000	74,199,000								74,199,000						54,588,000		74,178,000		34,100,000	66,800,000
Portion of net unrealized loss in current liabilities																				35,500,000	67,700,000
Portion of net unrealized gain in non-current assets																				1,400,000	900,000	18,800,000
Net unrealized gain	1,463,000	945,000								945,000						1,463,000		945,000				80,400,000
Portion of net unrealized gain in current assets																						61,600,000
Fixed rate (as a percent)																							4.195%
Notional amount																							$ 110,000,000	$ 180,000,000
Floating rate basis																							Three months LIBOR